Non-operating income (Tables)	3 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of Other income (expense)

		Three months ended March 31,
(in KUSD)	Note	2023	2022
Convertible loans, derivatives, change in fair value income	14	—	15,855
Deerfield warrant obligation, change in fair value income	15	616	—
Senior secured term loan facility, warrants, change in fair value income	13	656	—
Share of results with joint venture	11	(1,363)	(2,502)
Exchange differences (loss) gain		(52)	81
R&D tax credit		140	8
Non-operating (expense) income		(3)	13,442